Supplemental Disclosures to Consolidated Statements of Cash Flows	12 Months Ended
Mar. 31, 2011
Supplemental Disclosures to Consolidated Statements of Cash Flows
Supplemental Disclosures to Consolidated Statements of Cash Flows

22.    Supplemental Disclosures to Consolidated Statements of Cash Flows

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Cash paid during the year for:
Interest, excluding interest capitalized	¥1,447	¥1,545	¥1,515	$18,220
Income taxes	17,722	9,641	6,654	80,024
Acquisitions of new subsidiaries:
Fair value of assets acquired	—	—	15,733	189,212
Liabilities assumed	—	—	(9,178)	(110,379)
Goodwill	—	—	30	361
Gain on bargain purchase	—	—	(2,543)	(30,583)
Treasury stock	—	—	(4,721)	(56,777)
Cash paid, net of cash acquired	—	—	(679)	(8,166)
Property acquired under capital leases during the year	6,116	4,371	2,851	34,287
Recognition of tangible fixed assets due to asset retirement obligations	743	505	228	2,742